INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Raw materials	$ 11,335	$ 12,965
Work-in-process	7,887	7,262
Finished goods	22,937	16,164
Total	42,159	36,391
Inventory write-down	$ 1,956	$ 327	$ 900